SHARE-BASED COMPENSATION - Share-based compensation expense (Details) - Kaixin Auto Group 2021 Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 11,968	$ 39,310	$ 41,589
Selling and marketing
SHARE-BASED COMPENSATION
Total share-based compensation expense		239	264
Research and development
SHARE-BASED COMPENSATION
Total share-based compensation expense		44	55
General and administrative
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 11,968	$ 39,027	$ 41,270